CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	1,500,000,000	1,500,000,000
Ordinary shares, issued (in shares)	337,489,751	325,733,064
Ordinary shares, outstanding (in shares)	333,581,801	323,640,564
Class A ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, issued (in shares)	233,882,749	196,045,898
Ordinary shares, outstanding (in shares)	229,974,799	193,953,398
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	350,000,000	350,000,000
Ordinary shares, issued (in shares)	103,607,002	129,687,166
Ordinary shares, outstanding (in shares)	103,607,002	129,687,166
Ordinary shares to be designated
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	150,000,000	150,000,000